Apr. 30, 2025
T-Rex 2X Long Ether Daily Target ETF
FUND SUMMARY — T-REX 2X LONG ETHER DAILY TARGET ETF
Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of spot ether. The Fund does not seek to achieve its stated investment objective over a period of time other than a single/one trading day.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	T-Rex 2X Long Ether Daily Target ETF T-Rex 2X Long Ether Daily Target ETF
Management Fee	0.95%	[1]
Other Expenses	none
Total Annual Fund Operating Expenses	0.95%	[2]
[1]	Under the Investment Advisory Agreement, Tuttle Capital Management LLC (“Tuttle” or the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The Fund will invest a portion of its assets in T-Rex 2X Long Ether Daily Target (Cayman) Portfolio S.P., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “T-Rex 2X Long Ether Subsidiary”). The T-Rex 2X Long Ether Subsidiary has entered into a separate investment advisory agreement with the Adviser for the management of the T-Rex 2X Long Ether Subsidiary’s assets, and for the payment and/or reimbursement of the T-Rex 2X Long Ether Subsidiary’s expenses to the same extent as such expenses are paid or reimbursed to the Fund, pursuant to which the T-Rex 2X Long Ether Subsidiary pays the Adviser a management fee at the same rate that the Fund pays the Adviser for services provided to the Fund (the “Subsidiary Management Agreement”). The Adviser is contractually obligated to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Adviser under the Subsidiary Management Agreement. This waiver will remain in effect for as long as the Subsidiary Management Agreement is in place.
[2]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is estimated to be 0.201% for the fiscal period ending December 31, 2025.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The example also assumes that your investment has a five percent (5%) return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
T-Rex 2X Long Ether Daily Target ETF | T-Rex 2X Long Ether Daily Target ETF | USD ($)	97	303	525	1,166

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. From October 25, 2024, the date operations commenced, through the fiscal year ended December 31, 2024 the Fund’s portfolio turnover rate was 0.00% of the average value of its portfolio.

Principal Investment Strategies

The Fund, under normal circumstances, invests in swap agreements that provide 200% daily exposure to the Reference Assets equal to at least 80% of its net assets (plus any borrowings for investment purposes). This policy may be changed by the Board of Trustees (the “Board”) of World Funds Trust (the “Trust”) without shareholder approval upon sixty (60) days’ written notice to shareholders. Swap agreements are entered into primarily with major global financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive regulatory protection, which may expose investors to significant losses. Swaps in which the Fund invests are uncleared, non-exchange traded and are cash settled.

The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in the Reference Assets that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. The Adviser attempts to consistently apply leverage to obtain Reference Asset exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the industry to which the Reference Assets are assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the industry to which the Reference Assets are assigned). As of the date of this prospectus, the Reference Assets are assigned to the crypto asset industry. Although ether and similar crypto assets have been called “cryptocurrencies,” they are not widely accepted as a means of payment.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of the Reference Assets or ether. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to the Reference Assets is consistent with the Fund’s investment objective. The impact of the Reference Assets’ price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Reference Assets has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Reference Assets has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. On a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 365 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Fund’s Reference Assets move more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money. Taking a temporary defensive position may result in the Fund not achieving its investment objective.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on which the Funds are traded on one trading day to the close of such markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Board without shareholder approval.

The Reference ETPs have only recently commenced operations. As a result, the Reference ETPs only have a very limited operating history. Generally, the Reference ETPs were formed for the purpose of owning ether that they purchase in exchange for shares that they issue. Each share in a Reference ETP represents a fractional undivided beneficial interest in the net assets of the Reference ETP. The assets of the Reference ETPs are generally expected to consist primarily of ether. The Reference ETPs seek to reflect generally the performance of the price of ether before payment of expenses and liabilities. Each Reference ETP is not a registered investment company under the Investment Company Act of 1940, and their sponsors may not be registered as an investment adviser. Additionally, the Reference ETPs may not be a commodity pool for purposes of the Commodity Exchange Act, and the Reference ETPs’ sponsors may not be subject to regulation as a commodity pool operator or a commodity trading advisor in connection with its activities with respect to the Reference ETPs. While each Reference ETP is expected to continuously offer its shares, a Reference ETP may suspend issuances of shares at any time. The sponsor of a Reference ETP will maintain a public website on behalf of the Reference ETP, containing information about the Reference ETP and its shares. Investors in the Fund are encouraged to review the websites of the several Reference Assets that exist in the marketplace. Each of the Reference ETPs’ shares are intended to constitute a simple means of making an investment similar to an investment in ether rather than by acquiring, holding and trading ether directly on a peer-to-peer or other basis or via a digital asset platform. The Reference ETPs’ shares have been designed to remove the obstacles represented by the complexities and operational burdens involved in a direct investment in ether, while at the same time having an intrinsic value that reflects, at any given time, the investment exposure to the ether owned by the Reference ETPs at such time, less the Reference ETPs’ expenses and liabilities. A Reference Asset that is an index is designed to reflect the value of ether, but does not have fees and expenses as do the Reference ETPs. Although the Reference ETPs’ shares are not the exact equivalent of a direct investment in ether, they provide investors with an alternative method of achieving investment exposure to ether through the securities market, which may be more familiar to them.

The ETHUSD NY Index is designed to measure the performance of a single ether traded in USD and seeks to provide a proxy for the ether market. The ETHUSD NY Index price is a composite of U.S. dollar ether trading activities reported by certain digital asset trading platforms that are evaluated based on a variety of different criteria, including volume representation, AML/KYC standards and market integrity measures. The digital asset trading platforms included in the ETHUSD NY Index are reevaluated on an ongoing basis. All eligible exchange data is aggregated and categorized via timestamps into 12 five-minute partitions of equal length beginning at 3:00pm to 4:00pm New York time, and a volume weighted median is calculated for each partition. The ETHUSD NY Index is the average of these 12 volume weighted medians. The ETHUSD NY Index is constructed and maintained by CF Benchmarks Ltd. The Fund may enter into swap agreements in which the Reference Asset is a different ether index. The Fund expects that any such indexes will have been designed for a similar purpose, and will have similar methodologies, as the ETHUSD NY Index.

Ether is a digital asset. The ownership and operation of ether is determined by participants in an online, peer-to-peer network sometimes referred to as the “Ethereum Network.” The Ethereum Network connects computers that run publicly accessible, or “open source,” software that follows the rules and procedures governing the Ethereum Network. This is commonly referred to as the Ethereum Protocol (and is described in more detail in the section entitled “The Ethereum Protocol” in the Fund’s Prospectus).

The value of ether is not backed by any government, corporation, or other identified body. Instead, its value is determined in part by the supply and demand in markets created to facilitate the trading of ether. Ownership and transaction records for ether are protected through public-key cryptography. The supply of ether is determined by the Ethereum Protocol. No single entity owns or operates the Ethereum Network. The Ethereum Network is collectively maintained by (1) a decentralized group of participants who run computer software that results in the recording and validation of transactions (commonly referred to as “validators”), (2) developers who propose improvements to the Ethereum Protocol and the software that enforces the Protocol and (3) users who choose which version of the Ethereum software to run. From time to time, the developers suggest changes to the Ethereum software. If a sufficient number of users and validators elect not to adopt the changes, a new digital asset, operating on the earlier version of the Ethereum software, may be created. This is often referred to as a “fork.” The price of the ether swaps in which the Fund invests may reflect the impact of these forks.

The Fund’s Portfolio Composition

The Fund will not invest directly in ether or any other digital assets.    Rather, the Fund seeks to gain exposure to the Reference Assets, in whole or in part, through investments in a subsidiary organized in the Cayman Islands, the T-Rex 2X Long Ether Daily Target (Cayman) Portfolio S.P. (the “T-Rex 2X Long Ether Subsidiary”). The T-Rex 2X Long Ether Subsidiary is wholly-owned and controlled by the Fund. The Fund will also likely have significant cash investments. Again, however, the Fund will not invest directly in ether or any other digital assets.

The T-Rex 2X Long Ether Subsidiary is wholly-owned and controlled by the Fund. The Fund’s investment in the T-Rex 2X Long Ether Subsidiary may not exceed 25% of the Fund’s total assets (the “Subsidiary Limit”). The Fund’s investment in the T-Rex 2X Long Ether Subsidiary is intended to provide the Fund with exposure to ether returns while enabling the Fund to satisfy source-of-income requirements that apply to regulated investment companies under the Internal Revenue Code of 1986, as amended (the “Code”). Except as noted, references to the investment strategies and risks of the Fund include the investment strategies and risks of the T-Rex 2X Long Ether Subsidiary. The T-Rex 2X Long Ether Subsidiary has the same investment objective as the Fund and will follow the same general investment policies and restrictions, except that unlike the Fund, it may invest without limit in the Reference Assets. The Fund will aggregate its investments with the T-Rex 2X Long Ether Subsidiary for purposes of determining compliance with (i) Section 8 of the Investment Company Act of 1940 (the “1940 Act”), which governs fundamental investment limitations (which are described more specifically in the Fund’s statement of additional information); and (ii) Section 18 of the 1940 Act, which governs capital structure and includes limitations associated with the Fund’s ability to leverage its investments. Additionally, the T-Rex 2X Long Ether Subsidiary’s investment advisory contracts will be governed in accordance with Section 15 of the 1940 Act, and the T-Rex 2X Long Ether Subsidiary will adhere to applicable provisions of Section 17 of the 1940 Act governing affiliate transactions. The principal investment strategies and principal risks of the T-Rex 2X Long Ether Subsidiary constitute principal investment strategies and principal risks of the Fund, and the disclosures of those strategies and risks in this prospectus are designed to reflect the aggregate operations of the Fund and the T-Rex 2X Long Ether Subsidiary.

The Fund (and the T-Rex 2X Long Ether Subsidiary, as applicable) expects to invest its remaining assets in any one or more of the following cash investments: U.S. Treasuries, other U.S. government obligations, money market funds, cash and cash-like equivalents (e.g., high quality commercial paper and similar instruments that are rated investment grade or, if unrated, of comparable quality, as the Adviser determines), and treasury inflation-protected securities that provide liquidity, serve as margin or collateralize the Fund’s and/or the T-Rex 2X Long Ether Subsidiary’s investments in the Reference Assets.

The Fund is classified as a non-diversified fund under the 1940 Act and, therefore, may invest a greater percentage of its assets in a particular issuer.

The SEC maintains an Internet website on its EDGAR Database that includes the registration statement, shareholder reports, other regulatory filings and other information regarding each Reference ETP. Information provided to or filed with the Securities and Exchange Commission by any of the Reference ETPs pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission through the Securities and Exchange Commission’s website at www.sec.gov. Information regarding a Reference Asset that is an index may be obtained at the website maintained by the index provider.

In addition, information regarding the Reference Assets may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

Information about the Reference ETPs

The purpose of each of the Reference ETPs is to own ether purchased by the particular Reference ETP in exchange for shares issued by the Reference ETP. The assets of each Reference ETP consist primarily of ether held by the s custodian on behalf of the Reference ETP. Generally, a Reference ETP issues and redeems its shares only in blocks of shares (or “Baskets”) to registered broker-dealers that enter into a contract with the sponsor and the trustee of the particular Reference ETP (“Authorized Participants”). Authorized Participants will purchase shares by depositing cash in the Reference ETP’s account with its custodian. This will cause the Reference ETP’s sponsor to automatically instruct a counterparty to (i) purchase the amount of ether equivalent in value to the cash deposit amount associated with the order and (ii) deposit the resulting ether deposit amount in the Reference ETPs account with the custodian, resulting in the transfer agent crediting the applicable amount of shares to the Authorized Participant.

When such an Authorized Participant redeems its shares in the Reference ETP, the sponsor will direct the custodian to transfer ether to the counterparty, who will sell the ether to be executed at the Index price used by the Reference ETP to calculate its net asset value.

Redemptions of Baskets may be suspended (i) during any period in which regular trading on the exchange on which shares of the particular Reference ETP are traded is suspended or restricted, or the exchange is closed (other than scheduled holiday or weekend closings), or (ii) during a period when the sponsor determines that delivery, disposal or evaluation of ether is not reasonably practicable. If any of these events occurs at a time when an Authorized Participant intends to redeem shares, and the price of ether decreases before such Authorized Participant is able again to surrender for redemption Baskets, such Authorized Participant will sustain a loss with respect to the amount that it would have been able to obtain upon the redemption of its shares, had the redemption taken place when such Authorized Participant originally intended it to occur. Individual shares will not be redeemed by the particular Reference ETP, however, each Reference ETP will be listed and traded on an exchange, as follows:

Reference ETP	Exchange	Ticker Symbol
Grayscale Ethereum Trust	NYSE Arca	ETHE
Bitwise Ethereum ETF	NYSE Arca	ETHW
Hashdex Nasdaq Ethereum ETF	Bermuda Stock Exchange	NQETH
iShares Ethereum Trust	The Nasdaq Stock Market LLC	ETHA
21Shares Core Ethereum ETF	Cboe BZX Exchange, Inc.	CETH
Invesco Galaxy Ethereum ETF	Cboe BZX Exchange, Inc.	QETH
VanEck Ethereum Trust	Cboe BZX Exchange, Inc.	ETHV
Fidelity Ethereum Fund	Cboe BZX Exchange, Inc.	FETH
Franklin Ethereum ETF	Cboe BZX Exchange, Inc.	EZET

Authorized Participants may offer shares of the Reference ETP to the public at prices that depend on various factors, including the supply and demand for shares, the value of the Reference ETP’s assets, and market conditions at the time of a transaction. Shareholders who buy or sell shares of a Reference ETP during the day from their broker-dealer on the secondary market may do so at a premium or discount relative to the net asset value of the Reference ETPs shares. The value of shares of a Reference ETP may not directly correspond to the price of ether, and is highly volatile. The price of a Reference ETP may go down even if the price of the underlying asset, ether, remains unchanged. Additionally, shares that trade at a premium mean that an investor who purchases $1 of a portfolio will actually own less than $1 in assets.

Each Reference ETP is a passive investment vehicle that does not seek to generate returns beyond tracking the price of ether. This means the sponsor does not speculatively sell ether at times when its price is high or speculatively acquire ether at low prices in the expectation of future price increases. The Reference ETPs will not utilize hedging, leverage, derivatives or any similar arrangements in seeking to meet its investment objective. The Reference ETPs are not registered investment companies under the Investment Company Act of 1940 and are not required to register under the Investment Company Act of 1940. Each Reference ETP’s custodian will keep custody of all of the Reference ETP’s ether, other than that which is maintained in a trading account, in accounts that are required to be segregated from the assets held by the Custodian as principal and the assets of its other customers (the “Vault Balance”). The Reference ETP’s custodian will keep all of the private keys associated with such Reference ETP’s ether held by the custodian in the Vault Balance in “cold storage”, which refers to a safeguarding method by which the private keys corresponding to the particular Reference ETP’s ethers are generated and stored in an offline manner using computers or devices that are not connected to the internet, which is intended to make them more resistant to hacking.

The Reference ETP’s net asset value means the total assets of the Reference ETP including, but not limited to, all ether and cash, less total liabilities of the Reference ETP. The sponsor of each Reference ETP has the exclusive authority to determine that Reference ETP’s net asset value. The Reference ETP determines its net asset value on each day that the exchange on which it trades is open for regular trading, as promptly as practical after 4:00 p.m. EST. In determining its net asset value, the Reference ETP values the ether it holds based on the price set by an index as of 4:00 p.m. Eastern time. The Reference ETP also determines the net asset value per share. In determining a Reference ETP’s net asset value, the trustee or an administrator values the ether held by the Reference ETP based on an Index price. The U.S. dollar value of a Basket of shares at 4:00 p.m., Eastern time, on the trade date of a creation or redemption order is equal to the basket amount, which is the number of ethers required to create or redeem a Basket of shares, multiplied by the Index Price, which is the U.S. dollar value of a ether derived from the Reference ETPs digital asset trading platforms that are reflected in the particular Reference ETP’s Index at 4:00 p.m., Eastern time, on each business day. The methodology used to calculate an Index price to value ether in determining the net asset value of a Reference ETP may not be deemed consistent with U.S. generally accepted accounting principles.

Many of the Reference ETPs have a limited operating history. Each Reference ETP is subject to the information requirements of the Securities Exchange Act of 1934 and it files periodic reports with the U.S. Securities and Exchange Commission (the “SEC”). Certain of the Reference ETPs are subject to reduced public company reporting requirements under the Jumpstart Our Business Startups Act (the “JOBS Act”). These Reference ETPs are an “emerging growth company,” as defined in the JOBS Act. For as long as the particular Reference ETP is an emerging growth company, such Reference ETP may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not “emerging growth companies,” including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404(b) of the Sarbanes — Oxley Act of 2002 , reduced disclosure obligations regarding executive compensation in the ether Trust’s periodic reports and audited financial statements in this prospectus, exemptions from the requirements of holding advisory “say-on-pay” votes on executive compensation and shareholder advisory votes on “golden parachute” compensation and exemption from any rules requiring mandatory audit firm rotation and auditor discussion and analysis and, unless otherwise determined by the SEC, any new audit rules adopted by the Public Company Accounting Oversight Board.

The Fund has derived all disclosures contained in this document regarding the Reference Assets from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding any Reference Asset is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Reference Assets have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning a Reference Asset could affect the value of the Fund’s investments with respect to the Reference Assets and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of ether over the same period. The Fund will lose money if the Reference Asset’s performance is flat over time, and as a result of daily rebalancing, the Reference Asset’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while ether’s performance increases over a period longer than a single day.

Losses or negative impacts to a Fund pursuing a long-levered strategy due to declines in the price of ether would have a positive impact on the price of a Fund pursuing an inverse levered strategy. Alternatively, developments that would cause an increase in the price of ether would adversely impact the price of a Fund pursuing an inverse levered strategy, while positively impacting the price of a Fund pursuing a long-levered strategy.

Principal Risks
Performance History

The Fund does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.